LOANS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
LOANS RECEIVABLE, NET
4.
LOANS RECEIVABLE, NET

The loans receivable, net consists of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Loans receivable	27,584	21,142
Allowance for credit losses	(27,255)	(17,991)
Loans receivable, net	329	3,151

The following table summarizes the balances of loans receivable by due date as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	RMB	RMB
Undue	274	632
1-14 days past due	28	221
15 days or greater past due	27	2,298
Loans receivable, net	329	3,151

The movement of the allowance for credit losses for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Year ended December 31,
	2020	2021	2022
		RMB	RMB
Balance at beginning of the year	—	(27,700)	(27,255)
Current year credit losses	(27,498)	(27,735)	(18,609)
Current year write off	—	9,087	27,665
Disposal of a subsidiary	—	18,236	—
Foreign currency exchange	(202)	857	208
Balance at end of the year	(27,700)	(27,255)	(17,991)